Share-Based Compensation (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Warrant [Member]
Details of the outstanding rights, options and warrants and value of such rights, options and warrants
Options Outstanding, Beginning Balance	1,749,874	1,747,341	777,371
Number of Shares, Granted		4,667	987,869
Number of Shares, Exercised	(326,752)		(2,687)
Number of Shares, Cancelled or expired		(2,140)	(15,212)
Options Outstanding, Ending Balance	1,423,122	1,749,868	1,747,341
Weighted average exercise price per share, Outstanding, Beginning Balance	$ 3.03	$ 3.07	$ 2.35
Weighted average exercise price per share, Granted		$ 4.50	$ 3.78
Weighted average exercise price per share, Exercised	$ 1.47		$ 0.17
Weighted average exercise price per share, Cancelled or expired		$ 36.00	$ 12.96
Weighted average exercise price per share, Outstanding, Ending balance	$ 3.39	$ 3.03	$ 3.07
Stock options [Member]
Details of the outstanding rights, options and warrants and value of such rights, options and warrants
Options Outstanding, Beginning Balance	5,557	5,557	5,557
Number of Shares, Granted
Number of Shares, Exercised
Number of Shares, Cancelled or expired
Options Outstanding, Ending Balance	5,557	5,557	5,557
Weighted average exercise price per share, Outstanding, Beginning Balance	$ 20.25	$ 20.25	$ 20.25
Weighted average exercise price per share, Granted
Weighted average exercise price per share, Exercised
Weighted average exercise price per share, Cancelled or expired
Weighted average exercise price per share, Outstanding, Ending balance	$ 20.25	$ 20.25	$ 20.25